Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Total Other Current Assets	As of March 31, 2023 and December 31, 2022, the Company’s total other current assets consist of the following:

	March 31, 2023	December 31, 2022
Prepaid expenses	$2,067	$2,939
Advances	512	877

Total other current assets	$2,579	$3,816

As of December 31, 2022 and December 31, 2021, the Company’s total other current assets consist of the following:

	December 31, 2022	December 31, 2021
Prepaid expenses	$2,939	$847
Advances	877	685
Capitalized transaction costs	—	3,941

Total other current assets	$3,816	$5,473

Summary of Members' Equity Units Issued and Outstanding
As of December 31, 2021, the following members’ equity units were issued and outstanding:

	December 31, 2021
Members’ Equity	Issued	Outstanding
Class A (Voting)	16,721	16,721
Class AA (Non-voting)	903,079	903,079
Class AAA (Non-voting)	60,000	60,000
Class AAAA (Non-voting incentive units)	33,397	3,000

Total	1,013,197	982,800

Summary of Common Stock Issued and Outstanding
As of December 31, 2022, the following shares of common stock were issued and outstanding:

	December 31, 2022
Stockholders’ Equity	Issued	Outstanding
Class A common stock	11,242,887	9,655,387
Class B common stock	—	—
Class V voting stock	58,565,824	48,565,824

Total	69,808,711	58,221,211

Summary of Rollforward of the Allowance for Doubtful Accounts	A rollforward of the allowance for doubtful accounts is as follows (in thousands):

As of December 31, 2020	$(1,157)
Provisions charged to operating results	(240)
Account write-off and recoveries	(9)

As of December 31, 2021	(1,406)

As of December 31, 2021	(1,406)
Provisions charged to operating results	$155
Account write-off and recoveries	277

As of December 31, 2022	$(974)

Summary of Estimated Useful Lives of Property and Equipment	The estimated useful lives of property and equipment are as follows:

Estimated Useful Life (in years)
Trocars	5
Leasehold improvements	Shorter of lease term or useful life of the improvement
Office equipment	5
Computer software	3-5
Furniture and fixtures	5-7
Computer equipment	3-5